Share Based Compensation (Details) - Schedule of the option activity - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of The Option Activity Abstract
Number of share options, Outstanding Beginning	717,717	218,222
Weighted average exercise price, Outstanding Beginning	$ 3.76	$ 12.91
Remaining contractual term in years, Outstanding Beginning	11 years 2 months 19 days	11 years 6 months 3 days
Number of share options, Outstanding, Granted	752,185	713,042	218,222
Weighted average exercise price, Granted	$ 2.76	$ 3.04	$ 12.91
Remaining contractual term in years, Granted	12 years 3 months 14 days	11 years 11 months 26 days	12 years 3 months 21 days
Number of share options, Outstanding, Exercised	(190,159)	(12,328)
Weighted average exercise price, Exercised	$ 3.65	$ 4.92
Aggregate Intrinsic value, Exercised
Number of share options, Outstanding, Forfeited	(6,037)	(52,427)
Weighted average exercise price, Forfeited	$ 2.91	$ 5.8
Number of share options, Outstanding, Cancelled		(148,792)
Weighted average exercise price, Cancelled		$ 12.91
Number of share options, Outstanding, Outstanding, Ending	1,273,706	717,717	218,222
Weighted average exercise price, Outstanding, Ending	$ 3.19	$ 3.76	$ 12.91
Remaining contractual term in years, Outstanding, Ending	11 years 3 days	11 years 2 months 19 days	11 years 6 months 3 days
Aggregate Intrinsic value, Ending			$ 641,573
Number of share options, Outstanding,Exercisable	314,560	84,671
Weighted average exercise price, Exercisable	$ 4.26	$ 6.12
Remaining contractual term in years, Exercisable	9 years 7 months 17 days	9 years 11 months 12 days
Aggregate Intrinsic value, Exercisable